Provisions - Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions (Details) (Parenthetical) $ in Thousands	12 Months Ended
Jan. 31, 2020 NZD ($)
Provisions [abstract]
Foreign exchange difference relating to the impact of IFRS16	$ 17